Segment Information (Summary Of Operating Revenues And Expenses By Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total segment operating revenues	$ 32,503	$ 31,478	$ 31,495	$ 31,247	$ 31,361	$ 31,581	$ 30,808	$ 30,530	$ 126,723	$ 124,280	$ 122,513
Operations and support expenses									99,128	85,328	81,998
Depreciation and amortization expenses									18,377	19,379	19,515
Total segment operating expenses									117,505	104,707	101,513
Segment operating income (loss)	(8,990)	6,235	6,165	5,808	2,088	5,431	6,083	5,971	9,218	19,573	21,000
Interest expense									3,535	2,994	3,368
Equity in net income of affiliates									784	762	734
Other income (expense) - net									249	897	152
Segment income (loss) before income taxes									6,716	18,238	18,518
Segment assets	270,344				269,391				270,344	269,391
Investments in equity method affiliates	3,718				4,515				3,718	4,515	2,921
Expenditures for additions to long-lived assets									20,272	20,302
Reclassification of goodwill from Advertising Solutions to Wireline									1,927
Wireless [Member]
Total segment operating revenues									63,212	58,500	53,504
Operations and support expenses									41,581	36,746	33,631
Depreciation and amortization expenses									6,324	6,497	6,043
Total segment operating expenses									47,905	43,243	39,674
Segment operating income (loss)									15,307	15,257	13,830
Interest expense									0	0	0
Equity in net income of affiliates									(29)	9	9
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									15,278	15,266	13,839
Segment assets	127,401				122,016				127,401	122,016
Investments in equity method affiliates	20				14				20	14
Expenditures for additions to long-lived assets									9,759	9,171
Wireline [Member]
Total segment operating revenues									59,765	61,300	63,621
Operations and support expenses									40,879	41,096	42,439
Depreciation and amortization expenses									11,615	12,371	12,743
Total segment operating expenses									52,494	53,467	55,182
Segment operating income (loss)									7,271	7,833	8,439
Interest expense									0	0	0
Equity in net income of affiliates									0	11	17
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									7,271	7,844	8,456
Segment assets	135,563				134,900				135,563	134,900
Investments in equity method affiliates	0				0				0	0
Expenditures for additions to long-lived assets									10,455	11,071
Advertising Solutions [Member]
Total segment operating revenues									3,293	3,935	4,724
Operations and support expenses									5,174	2,583	2,743
Depreciation and amortization expenses									386	497	650
Total segment operating expenses									5,560	3,080	3,393
Segment operating income (loss)									(2,267)	855	1,331
Interest expense									0	0	0
Equity in net income of affiliates									0	0	0
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									(2,267)	855	1,331
Segment assets	3,011				8,369				3,011	8,369
Investments in equity method affiliates	0				0				0	0
Expenditures for additions to long-lived assets									29	29
Other Segment [Member]
Total segment operating revenues									453	545	664
Operations and support expenses									5,214	2,382	2,970
Depreciation and amortization expenses									52	14	79
Total segment operating expenses									5,266	2,396	3,049
Segment operating income (loss)									(4,813)	(1,851)	(2,385)
Interest expense									0	0	0
Equity in net income of affiliates									813	742	708
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									(4,000)	(1,109)	(1,677)
Segment assets	10,432				9,113				10,432	9,113
Investments in equity method affiliates	3,698				4,501				3,698	4,501
Expenditures for additions to long-lived assets									29	31
Consolidations [Member]
Total segment operating revenues									0	0	0
Operations and support expenses									6,280	2,521	215
Depreciation and amortization expenses									0	0	0
Total segment operating expenses									6,280	2,521	215
Segment operating income (loss)									(6,280)	(2,521)	(215)
Interest expense									3,535	2,994	3,368
Equity in net income of affiliates									0	0	0
Other income (expense) - net									249	897	152
Segment income (loss) before income taxes									(9,566)	(4,618)	(3,431)
Segment assets	(6,063)				(5,007)				(6,063)	(5,007)
Investments in equity method affiliates	0				0				0	0
Expenditures for additions to long-lived assets									$ 0	$ 0